THRIVENT MUTUAL FUNDS
625 Fourth Avenue South
Minneapolis, MN 55415
May 8, 2018
VIA EDGAR
EDGAR Operations Branch
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549
RE:	XBRL Supplement of Thrivent Mutual Funds (the “Registrant”)
Ladies and Gentlemen:
Attached for filing is a supplement with an effective date of April 30, 2018, in XBRL format, to the Registrant’s prospectus dated February 28, 2018. If you have any questions or comments, please feel free to contact me at (612) 844-4198.
Thank you,
/s/ Michael W. Kremenak
Michael W. Kremenak
Secretary and Chief Legal Officer